CLEARBRIDGE SELECT FUND

Schedule of Investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.5%
COMMUNICATION SERVICES - 3.6%
Entertainment - 1.3%
Zynga Inc., Class A Shares	2,680,660	$26,565,341	*

Interactive Media & Services - 2.3%
Match Group Inc.	121,470	16,988,794	*
Pinterest Inc., Class A Shares	428,000	29,322,280	*

Total Interactive Media & Services		46,311,074

TOTAL COMMUNICATION SERVICES		72,876,415

CONSUMER DISCRETIONARY - 17.1%
Auto Components - 1.0%
Fox Factory Holding Corp.	169,968	20,334,971	*

Household Durables - 0.7%
Purple Innovation Inc.	432,350	14,717,194	*

Internet & Direct Marketing Retail - 6.7%
Alibaba Group Holding Ltd., ADR	90,350	22,933,540	*
Chewy Inc., Class A Shares	203,030	20,672,515	*
DoorDash Inc., Class A Shares	23,030	4,451,008	*(a)
Expedia Group Inc.	233,152	28,934,163
MercadoLibre Inc.	33,941	60,398,349	*

Total Internet & Direct Marketing Retail		137,389,575

Specialty Retail - 7.3%
American Eagle Outfitters Inc.	1,295,160	29,387,181
Carvana Co.	176,934	46,213,392	*
Lowe’s Cos. Inc.	169,580	28,294,423
Ross Stores Inc.	312,491	34,777,123
Shift Technologies Inc.	492,650	4,039,730	*
Vroom Inc.	142,780	5,258,587	*

Total Specialty Retail		147,970,436

Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc.	399,580	27,978,592	*

TOTAL CONSUMER DISCRETIONARY		348,390,768

CONSUMER STAPLES - 7.2%
Beverages - 2.6%
Constellation Brands Inc., Class A Shares	131,061	27,644,697
Monster Beverage Corp.	303,720	26,372,007	*

Total Beverages		54,016,704

See Notes to Schedule of Investments.

ClearBridge Select Fund 2021 Quarterly Report	1

CLEARBRIDGE SELECT FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Food & Staples Retailing - 4.1%
BJ’s Wholesale Club Holdings Inc.	641,870	$27,003,471	*
Casey’s General Stores Inc.	104,195	19,534,478
Performance Food Group Co.	777,860	36,466,077	*

Total Food & Staples Retailing		83,004,026

Food Products - 0.5%
Vital Farms Inc.	391,150	9,673,140	*

TOTAL CONSUMER STAPLES		146,693,870

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Pioneer Natural Resources Co.	217,520	26,298,168

FINANCIALS - 7.9%
Banks - 2.4%
First Republic Bank	141,090	20,456,639
Truist Financial Corp.	603,980	28,978,961

Total Banks		49,435,600

Capital Markets - 1.3%
KKR & Co. Inc.	690,771	26,905,530

Diversified Financial Services - 3.3%
Altimeter Growth Corp.	696,920	10,105,340	*
Altimeter Growth Corp. 2, Class A Shares	675,000	7,992,000	*
Dragoneer Growth Opportunities Corp.	915,410	13,703,687	*
Dragoneer Growth Opportunities Corp. II, Class A Shares	927,500	11,454,625	*
Edify Acquisition Corp.	464,230	4,767,642	*
GS Acquisition Holdings Corp. II	519,058	6,306,555	*
SVF Investment Corp.	928,090	12,065,170	*

Total Diversified Financial Services		66,395,019

Insurance - 0.9%
American Equity Investment Life Holding Co.	618,800	18,062,772

TOTAL FINANCIALS		160,798,921

HEALTH CARE - 11.2%
Biotechnology - 0.8%
Ultragenyx Pharmaceutical Inc.	116,600	16,159,594	*

Health Care Equipment & Supplies - 1.7%
Insulet Corp.	104,960	28,043,213	*
SmileDirectClub Inc.	437,290	5,807,211	*(a)

Total Health Care Equipment & Supplies		33,850,424

Health Care Providers & Services - 1.8%
Surgery Partners Inc.	999,192	37,249,878	*

Health Care Technology - 1.5%
Teladoc Health Inc.	116,742	30,800,042	*

See Notes to Schedule of Investments.

2	ClearBridge Select Fund 2021 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 4.9%
Bio-Rad Laboratories Inc., Class A Shares	43,709	$25,078,913	*
Charles River Laboratories International Inc.	58,800	15,232,140	*
PerkinElmer Inc.	121,955	17,935,922
Syneos Health Inc.	573,926	42,671,398	*

Total Life Sciences Tools & Services		100,918,373

Pharmaceuticals - 0.5%
Caris Life Sciences Inc.	837,315	2,687,781	*(b)(c)(d)
Horizon Therapeutics PLC	94,040	6,816,019	*

Total Pharmaceuticals		9,503,800

TOTAL HEALTH CARE		228,482,111

INDUSTRIALS - 13.3%
Aerospace & Defense - 1.0%
L3Harris Technologies Inc.	124,040	21,274,100

Air Freight & Logistics - 1.6%
XPO Logistics Inc.	297,240	32,818,268	*

Building Products - 1.7%
Trex Co. Inc.	384,828	35,315,666	*

Commercial Services & Supplies - 1.4%
Copart Inc.	256,927	28,197,738	*

Construction & Engineering - 0.7%
WillScot Mobile Mini Holdings Corp.	608,080	14,417,577	*

Electrical Equipment - 3.9%
Array Technologies Inc.	207,910	8,474,411	*
nVent Electric PLC	499,910	11,187,986
Regal Beloit Corp.	144,460	18,126,841
Shoals Technologies Group Inc., Class A Shares	617,300	20,944,989	*
Vertiv Holdings Co.	1,025,790	20,638,895

Total Electrical Equipment		79,373,122

Machinery - 0.4%
Tennant Co.	108,949	7,381,295

Road & Rail - 1.5%
Uber Technologies Inc.	596,070	30,357,845	*

Trading Companies & Distributors - 1.1%
H&E Equipment Services Inc.	449,587	12,354,651
MSC Industrial Direct Co. Inc., Class A Shares	115,700	8,974,849

Total Trading Companies & Distributors		21,329,500

TOTAL INDUSTRIALS		270,465,111

See Notes to Schedule of Investments.

ClearBridge Select Fund 2021 Quarterly Report	3

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 28.0%
Electronic Equipment, Instruments & Components - 0.8%
Brain Corp.	631,998	$3,507,589	*(b)(c)(d)
nLIGHT Inc.	407,840	12,920,371	*

Total Electronic Equipment, Instruments & Components		16,427,960

IT Services - 6.0%
Shopify Inc., Class A Shares	50,440	55,412,880	*
Visa Inc., Class A Shares	105,083	20,307,290
Wix.com Ltd.	190,103	46,964,946	*

Total IT Services		122,685,116

Semiconductors & Semiconductor Equipment - 1.1%
NVIDIA Corp.	27,270	14,169,219
Universal Display Corp.	33,520	7,737,087

Total Semiconductors & Semiconductor Equipment		21,906,306

Software - 17.7%
Adobe Inc.	65,296	29,955,846	*
Cornerstone OnDemand Inc.	318,010	13,006,609	*
Datadog Inc., Class A Shares	140,410	14,427,127	*
DataRobot Inc.	279,847	3,677,741	*(b)(c)(d)
DocuSign Inc.	286,519	66,727,410	*
Dynatrace Inc.	185,040	7,681,010	*
Fortinet Inc.	210,334	30,445,846	*
HubSpot Inc.	60,500	22,518,100	*
JFrog Ltd.	117,110	7,315,862	*(a)
New Relic Inc.	221,474	16,650,415	*
Paycor Inc.	267	9,345,000	*(b)(c)(d)
ServiceNow Inc.	119,079	64,678,950	*
Splunk Inc.	74,260	12,255,128	*
Sprout Social Inc., Class A Shares	398,528	26,302,848	*
Varonis Systems Inc.	109,040	19,275,001	*
Yext Inc.	908,956	15,334,088	*

Total Software		359,596,981

Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc.	367,664	48,516,941

TOTAL INFORMATION TECHNOLOGY		569,133,304

MATERIALS - 1.1%
Construction Materials - 1.1%
Summit Materials Inc., Class A Shares	1,051,560	21,588,527	*

See Notes to Schedule of Investments.

4	ClearBridge Select Fund 2021 Quarterly Report

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY			SHARES	VALUE
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 3.7%
Digital Realty Trust Inc.			175,158	$25,213,994
Lamar Advertising Co., Class A Shares			154,320	12,465,970
SBA Communications Corp.			142,231	38,213,203

Total Equity Real Estate Investment Trusts (REITs)				75,893,167

Real Estate Management & Development - 1.1%
CBRE Group Inc., Class A Shares			374,931	22,863,292	*

TOTAL REAL ESTATE				98,756,459

TOTAL COMMON STOCKS (Cost - $1,212,039,676)				1,943,483,654

	RATE	MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.3%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Newpark Resources Inc., Senior Notes	4.000%	12/1/21	$5,108,000	4,595,805

INDUSTRIALS - 1.1%
Electrical Equipment - 1.1%
Bloom Energy Corp., Senior Notes	2.500%	8/15/25	9,196,000	21,226,238	(e)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $13,593,601)				25,822,043

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
ARK Innovation ETF, Put @ $130.00	3/19/21	2,750	37,796,000	2,447,500
First Trust Cloud Computing ETF, Put @ $86.00	2/19/21	2,793	27,597,633	237,405

TOTAL PURCHASED OPTIONS (Cost - $1,886,714)				2,684,905

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,227,519,991)				1,971,990,602

	RATE		SHARES
SHORT-TERM INVESTMENTS - 2.4%
JPMorgan 100% U.S. Treasury Securities
Money Market Fund, Institutional Class	0.006%		39,124,350	39,124,350
Western Asset Premier Institutional U.S.
Treasury Reserves, Premium Shares	0.010%		9,781,088	9,781,088	(f)

TOTAL SHORT-TERM INVESTMENTS (Cost - $48,905,438)				48,905,438

TOTAL INVESTMENTS - 99.3% (Cost - $1,276,425,429)				2,020,896,040
Other Assets in Excess of Liabilities - 0.7%				13,699,581

TOTAL NET ASSETS - 100.0%				$2,034,595,621

See Notes to Schedule of Investments.

ClearBridge Select Fund 2021 Quarterly Report	5

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

*	Non-income producing security.

(a)	All or a portion of this security is pledged as collateral for written options.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)	Restricted security (Note 3).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $9,781,088 and the cost was $9,781,088 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund

SCHEDULE OF WRITTEN OPTIONS

Exchange-Traded Written Options
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
DoorDash Inc., Class A Shares, Call	2/19/21	$220.00	230	$4,445,210	$(213,900)
JFrog Ltd., Call	2/19/21	75.00	1,171	7,315,237	(163,940)
SmileDirectClub Inc., Call	2/19/21	13.00	4,371	5,804,688	(568,230)

Total Exchange-Traded Written Options (Premiums received - $862,038)					$(946,070)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Select Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Health Care	$225,794,330	—	$2,687,781	$228,482,111
Information Technology	552,602,974	—	16,530,330	569,133,304
Other Common Stocks	1,145,868,239	—	—	1,145,868,239

Convertible Bonds & Notes	—	$25,822,043	—	25,822,043

Purchased Options:
Exchange-Traded Purchased Options	2,447,500	237,405	—	2,684,905

Total Long-Term Investments	1,926,713,043	26,059,448	19,218,111	1,971,990,602

Short-Term Investments	48,905,438	—	—	48,905,438

Total Investments	$1,975,618,481	$26,059,448	$19,218,111	$2,020,896,040

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$946,070	—	—	$946,070

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$11,912,829	$24,790,819	24,790,819	$26,922,560	26,922,560	—	$374	—	$9,781,088

9

Notes to Schedule of Investments (unaudited) (cont’d)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of a readily ascertainable market value, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2021	Value Per Share	Percent of Net Assets
Brain Corp.	631,998	4/20, 11/20	$3,334,103	$3,507,589	$5.55	0.17%
Caris Life Sciences Inc.	837,315	10/20	2,310,989	2,687,781	3.21	0.13
DataRobot Inc.	279,847	10/20	3,677,749	3,677,741	13.14	0.18
Paycor Inc.	267	12/20	9,345,000	9,345,000	35,000.00	0.46

			$18,667,841	$19,218,111		0.94%

10